UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: 03/31/2013

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 03/31/2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
---------------		------------
NON-CONVERTIBLE BONDS -- 89.35%
	Automotive - Parts & Equipment -- 2.46%
1,000,000	American Axle & Manufacturing, Inc.
	6.625%, 10/15/22	$ 1,035,000
1,000,000	Goodyear Tire & Rubber Company (The)
	8.25%, 08/15/20	1,106,250
675,000	Visteon Corporation 6.75%, 04/15/19	722,250
		------------
		2,863,500
		------------
	Banking -- 1.63%
1,000,000	Ausdrill Finance Pty Ltd 6.875%, 11/01/19	1,022,500
1,000,000	BAC Capital Trust XIV Floating Rate
	Preferred Hybrid Income Term Securities
	4.00%, 09/29/49(1)	875,000
		------------
		1,897,500
		------------
	Basic Industry - Building Materials -- 1.88%
500,000	Associated Materials, LLC 9.125%, 11/01/17	533,750
1,045,000	CEMEX, S.A.B. de C.V. 144A restricted,
	Floating Rate Senior Notes,
	5.2836%, 09/30/15(2)	1,082,881
500,000	USG Corporation 144A restricted,
	7.875%, 03/30/20	568,750
		------------
		2,185,381
		------------
	Basic Industry - Chemicals -- 0.43%
500,000	Ashland Inc. 144A restricted,
	3.875%, 04/15/18	506,250
		------------
	Basic Industry - Forestry & Paper -- 1.86%
1,500,000	Cascades Inc. 7.75%, 12/15/17	1,593,750
500,000	Potlatch Corporation 144A restricted,
	7.50%, 11/01/19	575,000
		------------
		2,168,750
		------------
	Basic Industry - Metal/Mining Excluding
	Steel -- 2.70%
250,000	American Rock Salt Company LLC 144A
	restricted, 8.25%, 05/01/18	237,500
500,000	Cloud Peak Energy Resources LLC
	8.25%, 12/15/17	535,000
500,000	Cloud Peak Energy Resources LLC
	8.50%, 12/15/19	542,500
1,750,000	FMG Resources Pty Ltd 144A restricted,
	7.00%, 11/01/15	1,833,125
		------------
		3,148,125
		------------
	Basic Industry - Steel Producers &
	Products -- 0.45%
500,000	United States Steel Corporation
	7.375%, 04/01/20	523,750
		------------
	Capital Goods - Aerospace &
	Defense -- 2.61%
1,500,000	Bombardier Inc. 144A restricted,
	7.50%, 03/15/18	1,711,875
1,250,000	ManTech International Corporation
	7.25%, 04/15/18	1,325,000
		------------
		3,036,875
		------------
	Capital Goods - Diversified -- 1.40%
1,000,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	1,087,500
500,000	Titan International, Inc. 144A restricted,
	7.875%, 10/01/17	538,125
		------------
		1,625,625
		------------
	Capital Goods - Machinery -- 0.68%
750,000	Manitowoc Company, Inc. (The)
	5.875%, 10/15/22	787,500

		------------
	Capital Goods - Packaging -- 2.17%
1,000,000	Berry Plastics Corporation 9.50%, 05/15/18	1,116,250
1,250,000	Sealed Air Corporation 144A restricted,
	8.125%, 09/15/19	1,414,063
		------------
		2,530,313
		------------
	Consumer Cyclical - Apparel and
	Textiles -- 0.94%
1,000,000	Levi Strauss & Co. 7.625%, 05/15/20	1,100,000
		------------
	Consumer Cyclical - Household & Leisure
	Products -- 0.92%
1,000,000	Tempur-Pedic International Inc. 144A
	restricted, 6.875%, 12/15/20	1,067,500
		------------
	Consumer Cyclical - Restaurants -- 5.23%
1,696,000	CKE Restaurants, Inc. 11.375%, 07/15/18	1,967,360
525,000	Landry's, Inc. 144A restricted,
	9.375%, 05/01/20	565,687
1,220,000	NPC International, Inc. 10.50%, 01/15/20	1,421,300
2,000,000	Wok Acquisition Corp. 144A restricted,
	10.25%, 06/30/20	2,140,000
		------------
		6,094,347
		------------
	Consumer Cyclical - Specialty
	Retail -- 1.81%
500,000	Coinstar, Inc. 144A restricted,
	6.00%, 03/15/19	511,250
1,000,000	J.Crew Group, Inc. 8.125%, 03/01/19	1,075,000
500,000	Toys "R" Us Property Company II, LLC
	8.50%, 12/01/17	528,125
		------------
		2,114,375
		------------
	Consumer Non-Cyclical - Beverage -- 1.08%
1,500,000	Innovation Ventures, LLC 144A restricted,
	9.50%, 08/15/19	1,263,750
		------------
	Consumer Non-Cyclical -
	Food - Wholesale -- 5.45%
1,500,000	Dean Foods Company 9.75%, 12/15/18	1,736,250
1,000,000	Hawk Acquisition Sub, Inc. 144A restricted,
	4.25%, 10/15/20	1,001,250
1,500,000	Post Holdings, Inc. 7.375%, 02/15/22	1,640,625
350,000	Shearer's Foods, LLC and Chip Finance Corp.
	144A restricted, 9.00%, 11/01/19	383,250
1,500,000	Wells Enterprises, Inc. 144A restricted,
	6.75%, 02/01/20	1,582,500
		------------
		6,343,875
		------------
	Consumer Non-Cyclical - Products -- 2.91%
965,000	FGI Operating Company, LLC 144A restricted,
	7.875%, 05/01/20	1,013,250
1,500,000	Libbey Glass Inc. 6.875%, 05/15/20	1,618,125
750,000	Sun Products Corporation (The)
	144A restricted, 7.75%, 03/15/21	755,625
		------------
		3,387,000
		------------
	Energy - Exploration & Production -- 5.28%
1,000,000	Cimarex Energy Co. 5.875%, 05/01/22	1,072,500
1,000,000	Forest Oil Corporation 7.25%, 06/15/19	1,000,000
250,000	Forest Oil Corporation 144A restricted,
	7.50%, 09/15/20	263,750
1,000,000	Halcon Resources Corporation
	144A restricted, 8.875%, 05/15/21	1,077,500
1,500,000	LINN Energy, LLC 8.625%, 04/15/20	1,653,750
1,000,000	Stone Energy Corporation 8.625%, 02/01/17	1,080,000
		------------
		6,147,500
		------------
	Energy - Gas-Distribution -- 0.42%
500,000	Rockies Express Pipeline LLC
	144A restricted, 6.00%, 01/15/19	490,000
		------------
	Energy - Oil Field Equipment &
	Services -- 6.27%
1,500,000	CHC Helicopter S.A. 9.25%, 10/15/20	1,594,688
1,500,000	Chesapeake Oilfield Operating, L.L.C.
	144A restricted, 6.625%, 11/15/19	1,545,000

500,000	Hercules Offshore, Inc. 144A restricted,
	10.50%, 10/15/17	542,500
1,000,000	Hornbeck Offshore Services, Inc.
	144A restricted, 5.00%, 03/01/21	992,500
500,000	Offshore Group Investment Limited
	144A restricted, 7.50%, 11/01/19	530,000
925,000	Parker Drilling Company 9.125%, 04/01/18	1,008,250
500,000	Petroleum Geo-Services ASA 144A restricted,
	7.375%, 12/15/18	547,500
500,000	Pioneer Drilling Company 9.875%, 03/15/18	547,500
		------------
		7,307,938
		------------
	Energy - Oil Refining & Marketing -- 0.89%
1,000,000	Tesoro Corporation 5.375%, 10/01/22	1,042,500
		------------
	Financial Services - Brokerage -- 2.03%
1,000,000	Jefferies Finance LLC 144A restricted,
	7.375%, 04/01/20	1,017,500
1,250,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	1,343,750
		------------
		2,361,250
		------------
	Financial Services - Investments &
	Miscellaneous Financial Services -- 1.35%
1,000,000	Neuberger Berman Group LLC 144A restricted,
	5.625%, 03/15/20	1,047,500
500,000	Nuveen Investments, Inc. 9.50%, 10/15/20	522,500
		------------
		1,570,000
		------------
	Financials - Consumer, Commercial & Lease
	Financing -- 0.70%
750,000	International Lease Finance Corporation
	6.25%, 05/15/19	821,250
		------------
	Healthcare - Facilities -- 2.38%
1,000,000	Apria Healthcare Group Inc. 11.25%, 11/01/14	1,030,000
1,600,000	Sabra Health Care Limited Partnership
	8.125%, 11/01/18	1,738,000
		------------
		2,768,000
		------------
	Healthcare - Medical Products -- 1.92%
1,030,000	Fresenius Medical Care US Finance II, Inc.
	144A restricted, 5.625%, 07/31/19	1,130,425
500,000	Physio-Control International, Inc.
	144A restricted, 9.875%, 01/15/19	563,750
500,000	Teleflex Incorporated 6.875%, 06/01/19	541,250
		------------
		2,235,425
		------------
	Healthcare - Pharmaceuticals -- 0.92%
1,000,000	Valeant Pharmaceuticals International, Inc.
	144A restricted, 7.00%, 10/01/20	1,077,500
		------------
	Media - Cable -- 0.92%
1,000,000	UPCB Finance III Limited 144A restricted,
	6.625%, 07/01/20	1,075,000
		------------
	Media - Printing & Publishing -- 0.87%
500,000	Deluxe Corporation 144A restricted,
	6.00%, 11/15/20	512,500
500,000	Scholastic Corporation 5.00%, 04/15/13	500,630
		------------
		1,013,130
		------------
	Services - Gaming -- 3.47%
500,000	Boyd Gaming Corporation 9.125%, 12/01/18	530,312
1,000,000	Caesars Entertainment Operating
	Company, Inc. 8.50%, 02/15/20	987,500
500,000	Harrah's Operating Company, Inc.
	10.00%, 12/15/18	340,625
1,000,000	MGM Resorts International 8.625%, 02/01/19	1,165,000
1,000,000	Scientific Games International, Inc.
	6.25%, 09/01/20	1,017,500
		------------
		4,040,937
		------------
	Services - Hotels -- 0.47%
500,000	FelCor Escrow Holdings, L.L.C.
	6.75%, 06/01/19	542,500
		------------
	Services - Leisure -- 1.29%

1,500,000	Six Flags Entertainment Corporation
	144A restricted, 5.25%, 01/15/21	1,501,875
		------------
	Services - Railroads -- 1.38%
1,500,000	Florida East Coast Railway Corp.
	144A restricted, 8.125%, 02/01/17	1,608,750
		------------
	Services - Support & Services -- 4.51%
500,000	APX Group, Inc. 144A restricted,
	6.375%, 12/01/19	496,250
1,000,000	DigitalGlobe, Inc. 144A restricted,
	5.25%, 02/01/21	993,750
1,000,000	Interactive Data Corporation
	10.25%, 08/01/18	1,137,500
2,000,000	ServiceMaster Company (The) 8.00%, 02/15/20	2,145,000
500,000	WEX Inc. 144A restricted, 4.75%, 02/01/23	483,750
		------------
		5,256,250
		------------
	Services - Theaters & Entertainment -- 0.84%
900,000	NAI Entertainment Holdings LLC
	144A restricted, 8.25%, 12/15/17	976,500
		------------
	Services - Transportation Excluding Air & Rail -- 0.98%
1,000,000	Swift Services Holdings, Inc.
	10.00%, 11/15/18	1,145,000
		------------
	Technology & Electronics - Computer
	Hardware -- 0.42%
500,000	Brocade Communications Systems, Inc.
	144A restricted, 4.625%, 01/15/23	483,750
		------------
	Technology & Electronics -
	Electronics -- 0.45%
500,000	NXP B.V. 144A restricted, 5.75%, 02/15/21	518,750
		------------
	Technology & Electronics - Software &
	Services -- 4.93%
2,000,000	First Data Corporation 9.875%, 09/24/15	2,060,000
1,500,000	GXS Worldwide, Inc. 9.75%, 06/15/15	1,556,250
1,000,000	iGATE Corporation 9.00%, 05/01/16	1,088,750
1,000,000	SunGard Data Systems Inc. 144A restricted,
	6.625%, 11/01/19	1,032,500
		------------
		5,737,500
		------------
	Technology & Electronics -
	Telecommunications Equipment -- 3.31%
2,000,000	CDW LLC 8.50%, 04/01/19	2,232,500
1,500,000	CommScope, Inc. 144A restricted,
	8.25%, 01/15/19	1,627,500
		------------
		3,860,000
		------------
	Telecommunications - Integrated &
	Services -- 5.04%
809,000	Cincinnati Bell Inc. 8.375%, 10/15/20	841,360
500,000	CyrusOne LP 144A restricted,
	6.375%, 11/15/2022	523,750
1,000,000	Frontier Communications Corporation
	8.50%, 04/15/20	1,132,500
1,500,000	Intelsat Jackson Holdings S.A.
	7.25%, 04/01/19	1,638,750
500,000	Zayo Group, LLC 8.125%, 01/01/20	560,000
1,000,000	Zayo Group, LLC 10.125%, 07/01/20	1,177,500
		------------
		5,873,860
		------------
	Telecommunications - Wireless -- 0.85%
1,000,000	Digicel Limited 144A restricted,
	6.00%, 04/15/21	995,000
		------------
	Utility - Electric-Generation -- 0.85%
900,000	Calpine Corporation 144A restricted,
	7.875%, 07/31/20	985,500
		------------
	TOTAL NON-CONVERTIBLE BONDS
	(cost $99,821,099)	104,080,081
		------------
COMMON STOCKS -- 4.61%
	Financials - Real Estate -- 4.18%
19,000	Digital Realty Trust, Inc.	1,271,290
43,500	Hospitality Properties Trust	1,193,640

32,500	National Retail Properties, Inc.	1,175,525
118,241	Summit Hotel Properties, Inc.	1,237,983
		------------
		4,878,438
		------------
	Other -- 0.06%
500	iShares iBoxx $ High Yield Corporate
	Bond Fund(3)	47,175
500	SPDR Barclays Capital High Yield Bond ETF	20,555
		------------
		67,730
		------------
	Utilities -- 0.37%
10,000	Wisconsin Energy Corporation	428,900
		------------
	TOTAL COMMON STOCKS
	(cost $4,869,559)	5,375,068
		------------
CONVERTIBLE PREFERRED STOCK -- 0.52%
	Financials - Diversified -- 0.52%
500	Bank of America Corporation 7.25%
	Non-Cumulative Convertible Preferred Stock
	Series L
	(cost $592,750)	610,938
		------------

SHORT-TERM INVESTMENTS -- 4.45%
	Commercial Paper -- 3.31%
$1,375,000	Kroger Co. (The) 0.32%, 04/01/13	1,375,000
500,000	Tyco Electronics Group S.A. 0.27%, 04/01/13	500,000
1,000,000	Tyco Electronics Group S.A. 0.27%, 04/01/13	1,000,000
975,000	Apache Corporation 0.27%, 04/02/13	974,993
		------------
		3,849,993
		------------
	Variable Rate Security -- 1.14%
1,332,738	Fidelity Institutional Money Market
	Fund - Class I	1,332,738
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,182,731)	5,182,731
		------------

	TOTAL INVESTMENTS
	(cost $110,466,139) -- 98.93%	115,248,818
		------------

	OTHER ASSETS, NET OF LIABILITIES -- 1.07%	1,240,690
		------------

	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$116,489,508
		------------
		------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%; such rate being reset quarterly.

(2) Resets quarterly, equal to three-month LIBOR plus 5.00%.

(3) Exchange traded fund.

% OF NET ASSETS

As of March 31, 2013, investment cost for federal tax purposes was $110,465,708 and the tax basis components of unrealized appreciation/ depreciation were as follows:

Unrealized appreciation		$5,301,454
Unrealized depreciation		(518,344)
	-	---------
Net unrealized appreciation		$4,783,110
	-	---------
	-	---------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Input	in Securities
Level 1 -
Common Stocks(1)	$ 5,375,068
Convertible Preferred Stock(1)	610,938
Level 2 -
Corporate Bonds(1)	104,080,081
Commercial Paper	3,849,993
Variable Rate Security	1,332,738
Level 3 -
None	--
------------
Total	$115,248,818
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/08/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/08/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/08/2013